SLM Student Loan Trust 2006-2
Quarterly Servicing Report

Distribution Date		10/25/2006
Collection Period		07/01/2006 — 09/30/2006

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
SLM Investment Corp	-	Excess Distribution Certificateholder

I. 2006-2	Deal Parameters

A	Student Loan Portfolio Characteristics		06/30/2006	Activity	09/30/2006
	i	Portfolio Balance	$2,911,274,479.00	$(113,416,884.14)	$2,797,857,594.86
	ii	Interest to be Capitalized	6,566,456.36		7,961,582.91

	iii	Total Pool	$2,917,840,935.36		$2,805,819,177.77

	iv	Capitalized Interest	$82,000,000.00		$82,000,000.00
	v	Add-on Consolidation Loan Account	0.00		0.00
	vi	Specified Reserve Account Balance	7,294,602.34		7,014,547.94

	vii	Total Adjusted Pool	$3,007,135,537.70		$2,894,833,725.71

B	i	Weighted Average Coupon (WAC)	3.868%		3.884%
	ii	Weighted Average Remaining Term	287.97		286.16
	iii	Number of Loans	158,352		152,820
	iv	Number of Borrowers	90,273		86,959
	v	Aggregate Outstanding Principal Balance — T-Bill	$11,817,641.10		$11,390,368.13
		Aggregate Outstanding Principal Balance — T-Bill — Other *	$12,110,894.52		$11,880,292.00
	vi	Aggregate Outstanding Principal Balance — Commercial Paper	$2,893,912,399.74		$2,782,548,517.64
	vii	Pool Factor	0.967322478		0.930185030

						% of		% of
C	Notes			Spread	Balance 07/25/2006	O/S Securities	Balance 10/25/2006	O/S Securities
	i	A-1 Notes	78442GRR9	-0.030%	$149,463,686.13	4.927%	$30,892,815.39	1.060%
	ii	A-2 Notes	78442GRS7	0.000%	443,000,000.00	14.604%	443,000,000.00	15.198%
	iii	A-3 Notes	78442GRT5	0.040%	229,000,000.00	7.549%	229,000,000.00	7.856%
	iv	A-4 Notes	78442GRU2	0.090%	523,000,000.00	17.241%	523,000,000.00	17.943%
	v	A-5 Notes	78442GRV0	0.110%	395,772,000.00	13.047%	395,772,000.00	13.578%
	vi	A-6 Notes	78442GRX6	0.170%	1,200,000,000.00	39.559%	1,200,000,000.00	41.169%
	vii	B Notes	78442GRY4	0.220%	93,179,000.00	3.072%	93,179,000.00	3.197%

	viii	Total Notes			$3,033,414,686.13	100.000%	$2,914,843,815.39	100.000%

D	Reserve Account		07/25/2006	10/25/2006
	i	Required Reserve Acct Deposit (%)	0.25%	0.25%

	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)	$7,294,602.34	$7,014,547.94
	iv	Reserve Account Floor Balance ($)	$4,524,615.00	$4,524,615.00
	v	Current Reserve Acct Balance ($)	$7,294,602.34	$7,014,547.94

E	Other Accounts		07/25/2006	10/25/2006
	i	Add-on Consolidation Loan Account	$—	—
	ii	Capitalized Interest Account	$82,000,000.00	$82,000,000.00
	iii	Supplemental Purchase Account	$—	—

F	Asset/Liability		07/25/2006	10/25/2006
	i	Total Adjusted Pool	$3,007,135,537.70	$2,894,833,725.71
	ii	Total Outstanding Balance Notes	$3,033,414,686.13	$2,914,843,815.39
	iii	Difference	$(26,279,148.43)	$(20,010,089.68)
	iv	Parity Ratio	0.99134	0.99314

*	See pg A-2 of the prospectus supplement for more information on this category.

II. 2006-2	Transactions from:	07/01/2006	through:	09/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$116,311,150.97
	ii	Principal Collections from Guarantor	1,561,896.48
	iii	Principal Reimbursements	3,626,272.65
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$121,499,320.10

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$1,558.12
	ii	Capitalized Interest	(8,083,994.08)

	iii	Total Non-Cash Principal Activity	$(8,082,435.96)

C	Student Loan Principal Purchases		$—

D	Total Student Loan Principal Activity		$113,416,884.14

E	Student Loan Interest Activity
	i	Regular Interest Collections	$15,784,201.88
	ii	Interest Claims Received from Guarantors	35,211.84
	iii	Collection Fees/Returned Items	18,249.75
	iv	Late Fee Reimbursements	171,435.49
	v	Interest Reimbursements	21,551.19
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	29,478,646.56
	viii	Subsidy Payments	2,678,426.90

	ix	Total Interest Collections	$48,187,723.61

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(230.41)
	ii	Capitalized Interest	8,083,994.08

	iii	Total Non-Cash Interest Adjustments	$8,083,763.67

G	Student Loan Interest Purchases		$—

H	Total Student Loan Interest Activity		$56,271,487.28

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-2	Collection Account Activity	07/01/2006	through	09/30/2006

A	Principal Collections
	i	Principal Payments Received	$16,104,558.75
	ii	Consolidation Principal Payments	101,768,488.70
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	3,626,272.65

	vii	Total Principal Collections	$121,499,320.10

B	Interest Collections
	i	Interest Payments Received	$47,273,889.06
	ii	Consolidation Interest Payments	702,598.12
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	246.77
	vi	Re-purchased Interest	21,304.42
	vii	Collection Fees/Return Items	18,249.75
	viii	Late Fees	171,435.49

	ix	Total Interest Collections	$48,187,723.61

C	Other Reimbursements		$300,788.65

D	Reserves in Excess of the Requirement		$280,054.40

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$2,715,114.84

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$0.00

K	Excess Transferred from Add-on Consolidation Loan Account		$0.00

L	Initial Deposits into Collection Account		$—

M	TOTAL AVAILABLE FUNDS		$172,983,001.60
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(2,406,065.47)
		Consolidation Loan Rebate Fees to Dept. of Education	$(7,470,275.76)

N	NET AVAILABLE FUNDS		$163,106,660.37

O	Servicing Fees Due for Current Period		$1,178,525.34

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,198,525.34

IV. 2006-2	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006

INTERIM:
In School
Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace
Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	3.835%	3.832%	104,861	99,443	66.220%	65.072%	$1,741,439,943.05	$1,635,361,060.40	59.817%	58.450%
31-60 Days Delinquent	4.293%	4.376%	4,213	4,096	2.661%	2.680%	73,213,280.49	71,089,086.19	2.515%	2.541%
61-90 Days Delinquent	4.490%	4.428%	1,918	2,198	1.211%	1.438%	31,868,172.06	38,254,272.55	1.095%	1.367%
91-120 Days Delinquent	4.557%	4.553%	1,724	1,282	1.089%	0.839%	25,553,610.92	23,599,335.81	0.878%	0.843%
> 120 Days Delinquent	4.725%	4.710%	3,973	3,686	2.509%	2.412%	57,448,994.42	53,752,828.53	1.973%	1.921%

Deferment
Current	3.510%	3.533%	28,197	27,600	17.807%	18.060%	641,122,347.54	618,465,492.35	22.022%	22.105%

Forbearance
Current	4.362%	4.400%	13,431	14,474	8.482%	9.471%	339,822,187.21	356,775,887.46	11.673%	12.752%

TOTAL REPAYMENT	3.867%	3.883%	158,317	152,779	99.978%	99.973%	$2,910,468,535.69	$2,797,297,963.29	99.972%	99.980%

Claims in Process (1)	5.203%	5.604%	35	39	0.022%	0.026%	$805,943.31	$559,568.12	0.028%	0.020%
Aged Claims Rejected (2)	0.000%	6.750%	0	2	0.000%	0.001%	$0.00	$63.45	0.000%	0.000%
GRAND TOTAL	3.868%	3.884%	158,352	152,820	100.000%	100.000%	$2,911,274,479.00	$2,797,857,594.86	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

VI. 2006-2	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$25,068,588.14
B	Interest Subsidy Payments Accrued During Collection Period	2,444,768.46
C	Special Allowance Payments Accrued During Collection Period	29,980,543.56
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,715,114.84
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$60,209,015.00
VII. 2006-2 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate*	Index
A	Class A-1 Interest Rate	0.013940556	7/25/06 - 10/25/06	1 NY Business Day	5.45500%	LIBOR

B	Class A-2 Interest Rate	0.014017222	7/25/06 - 10/25/06	1 NY Business Day	5.48500%	LIBOR

C	Class A-3 Interest Rate	0.014119444	7/25/06 - 10/25/06	1 NY Business Day	5.52500%	LIBOR

D	Class A-4 Interest Rate	0.014247222	7/25/06 - 10/25/06	1 NY Business Day	5.57500%	LIBOR

E	Class A-5 Interest Rate	0.014298333	7/25/06 - 10/25/06	1 NY Business Day	5.59500%	LIBOR

F	Class A-6 Interest Rate	0.014451667	7/25/06 - 10/25/06	1 NY Business Day	5.65500%	LIBOR

G	Class B Interest Rate	0.014579444	7/25/06 - 10/25/06	1 NY Business Day	5.70500%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt

VIII. 2006-2	Inputs From Prior Period	06/30/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,911,274,479.00
	ii	Interest To Be Capitalized	6,566,456.36

	iii	Total Pool	$2,917,840,935.36
	iv	Specified Reserve Account Balance	7,294,602.34
	v	Capitalized Interest	82,000,000.00
	vi	Add-on Consolidation Loan Account	—

	vii	Total Adjusted Pool	$3,007,135,537.70

B	Total Note Factor		0.976646021
C	Total Note Balance		$3,033,414,686.13

D	Note Balance 07/25/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Current Factor	0.673259847	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$149,463,686.13	$443,000,000.00	$229,000,000.00	$523,000,000.00	$395,772,000.00	$1,200,000,000.00	$93,179,000.00

	iii	Note Principal Shortfall	$26,279,148.43	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$7,294,602.34
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2006-2	Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$7,294,602.34
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$7,294,602.34
iv	Required Reserve Account Balance	$7,014,547.94

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve — Release to Collection Account	$280,054.40
vii	Ending Reserve Account Balance	$7,014,547.94

Capitalized Interest Account
Capitalized Interest Account release date		04/25/2007
i	Beginning of Period Account Balance	$82,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$82,000,000.00

Add-on Consolidation Loan Account
Consolidation Loan Add-on Period End Date		07/03/2006
i	Beginning Balance	$0.00
ii	Add-on Loans Funded during Period	$0.00
iii	Release to Collection Account	$0.00

iv	Ending Balance	$0.00

Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		03/09/2006
i	Beginning Balance	$0.00
ii	Supplemental Loan Purchases	$0.00
iii	Transfers to Collection Account	$0.00

iv	Ending Balance	$0.00

X. 2006-2	Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$163,106,660.37	$163,106,660.37

B	Primary Servicing Fees-Current Month		$1,178,525.34	$161,928,135.03

C	Administration Fee		$20,000.00	$161,908,135.03

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,083,606.82	$159,824,528.21
	ii	Class A-2	$6,209,629.44	$153,614,898.77
	iii	Class A-3	$3,233,352.78	$150,381,545.99
	iv	Class A-4	$7,451,297.22	$142,930,248.77
	v	Class A-5	$5,658,879.98	$137,271,368.79
	vi	Class A-6	$17,342,000.00	$119,929,368.79

	vii	Total Class A Interest Distribution	$41,978,766.24

E	Class B Noteholders’ Interest Distribution Amount		$1,358,498.05	$118,570,870.74

F	i	Class A-1	$118,570,870.74	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6	$0.00	$0.00

	vii	Total Class A Principal Distribution	$118,570,870.74

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Increase to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

XI. 2006-2 Triggers

A	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,797,857,594.86
	ii	Borrower Interest Accrued	25,068,588.14
	iii	Interest Subsidy Payments Accrued	2,444,768.46
	iv	Special Allowance Payments Accrued	29,980,543.56
	v	Capitalized Interest Account Balance	82,000,000.00
	vi	Add-On Account Balance	—
	vii	Reserve Account Balance (after any reinstatement	7,014,547.94

	viii	Total	$2,944,366,042.96
	ix	Less: Specified Reserve Account Balance	(7,014,547.94)

	x	Total	$2,937,351,495.02

	xi	Class A Notes Outstanding (after application of available funds)	$2,821,664,815.39

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

B	Principal Distribution Triggers
	Has Stepdown Date occurred?		N
		The Stepdown Date is the earlier of (1) 1/25/2012 or (2) the first date on which no class A notes remain outstanding.

	Note Balance Trigger
	i	Notes Outstanding (after application of available funds)	$2,914,843,815.39
	ii	Adjusted Pool Balance	$2,894,833,725.71
	iii	Note Balance Trigger Event Exists (i > ii)	Y

	After the Stepdown Date, a Trigger Event in existence results in a Class B Percentage of 0.

		Class A Percentage	100%
		Class B Percentage	0%

XII. 2006-2 Distributions and Account Reconciliations

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B
	i	Quarterly Interest Due	$2,083,606.82	$6,209,629.44	$3,233,352.78	$7,451,297.22	$5,658,879.98	$17,342,000.00	$1,358,498.05
	ii	Quarterly Interest Paid	2,083,606.82	6,209,629.44	3,233,352.78	7,451,297.22	5,658,879.98	17,342,000.00	1,358,498.05

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$138,580,960.42	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	118,570,870.74	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$20,010,089.68	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$120,654,477.56	$6,209,629.44	$3,233,352.78	$7,451,297.22	$5,658,879.98	$17,342,000.00	$1,358,498.05

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 9/30/06	$3,033,414,686.13
	ii	Adjusted Pool Balance 9/30/06	2,894,833,725.71

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)	$138,580,960.42

	iv	Adjusted Pool Balance 6/30/06	$3,007,135,537.70
	v	Adjusted Pool Balance 9/30/06	2,894,833,725.71

	vi	Current Principal Due (iv-v)	$112,301,811.99
	vii	Principal Shortfall from Previous Collection Period	26,279,148.43

	viii	Principal Distribution Amount (vi + vii)	$138,580,960.42

	ix	Principal Distribution Amount Paid	$118,570,870.74

	x	Principal Shortfall (viii - ix)	$20,010,089.68

C		Total Principal Distribution	$118,570,870.74
D		Total Interest Distribution	43,337,264.29

E		Total Cash Distributions	$161,908,135.03

F	Note Balances			07/25/2006	Paydown Factor	10/25/2006
	i	A-1 Note Balance	78442GRR9	$149,463,686.13		$30,892,815.39
		A-1 Note Pool Factor		0.673259847	0.534103021	0.139156826

	ii	A-2 Note Balance	78442GRS7	$443,000,000.00		$443,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GRT5	$229,000,000.00		$229,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GRU2	$523,000,000.00		$523,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GRV0	$395,772,000.00		$395,772,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6 Note Balance	78442GRX6	$1,200,000,000.00		$1,200,000,000.00
		A-6 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vii	B Note Balance	78442GRY4	$93,179,000.00		$93,179,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIII. 2006-2 Historical Pool Information

			7/1/06-9/30/06	4/1/06-6/30/06	2/23/06-3/31/06

Beginning Student Loan Portfolio Balance			$2,911,274,479.00	$2,982,864,407.75	$2,982,867,186.36

	Student Loan Principal Activity
	i	Regular Principal Collections	$116,311,150.97	$85,032,508.84	$21,176,756.01
	ii	Principal Collections from Guarantor	1,561,896.48	2,040,584.70	308,021.03
	iii	Principal Reimbursements	3,626,272.65	1,500,067.47	1,447,686.14
	iv	Other System Adjustments	0.00	0.00	0.00

	v	Total Principal Collections	$121,499,320.10	$88,573,161.01	$22,932,463.18
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$1,558.12	$(5,136.13)	$2,300.12
	ii	Capitalized Interest	(8,083,994.08)	(8,156,865.63)	(4,130,602.14)

	iii	Total Non-Cash Principal Activity	$(8,082,435.96)	$(8,162,001.76)	$(4,128,302.02)

	Student Loan Principal Purchases		$—	$(8,821,230.50)	$(18,801,382.55)

(-)	Total Student Loan Principal Activity		$113,416,884.14	$71,589,928.75	$2,778.61

	Student Loan Interest Activity
	i	Regular Interest Collections	$15,784,201.88	$16,381,624.49	$7,401,790.02
	ii	Interest Claims Received from Guarantors	35,211.84	33,994.28	1,986.91
	iii	Collection Fees/Returned Items	18,249.75	1,769.04	223.98
	iv	Late Fee Reimbursements	171,435.49	161,090.14	61,655.72
	v	Interest Reimbursements	21,551.19	5,528.54	9,709.18
	vi	Other System Adjustments	0.00	0.00	0.00
	vii	Special Allowance Payments	29,478,646.56	10,830,705.71	0.00
	viii	Subsidy Payments	2,678,426.90	1,119,435.72	0.00

	ix	Total Interest Collections	$48,187,723.61	$28,534,147.92	$7,475,365.81

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(230.41)	$(2,257.86)	$(1,468.10)
	ii	Capitalized Interest	8,083,994.08	8,156,865.63	4,130,602.14

	iii	Total Non-Cash Interest Adjustments	$8,083,763.67	$8,154,607.77	$4,129,134.04

	Student Loan Interest Purchases		$—	$—	$(9,843,188.36)

	Total Student Loan Interest Activity		$56,271,487.28	$36,688,755.69	$1,761,311.49

(=)	Ending Student Loan Portfolio Balance		$2,797,857,594.86	$2,911,274,479.00	$2,982,864,407.75

(+)	Interest to be Capitalized		$7,961,582.91	$6,566,456.36	$4,584,463.14

(=)	TOTAL POOL		$2,805,819,177.77	$2,917,840,935.36	$2,987,448,870.89

(+)	Capitalized Interest		$82,000,000.00	$82,000,000.00	$82,000,000.00

(+)	Add-on Consolidation Loan Account		$—	$—	$9,208,054.09

(+)	Reserve Account Balance		$7,014,547.94	$7,294,602.34	$7,468,622.18

(=)	Total Adjusted Pool		$2,894,833,725.71	$3,007,135,537.70	$3,086,125,547.16

XIV. 2006-2 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-06	$2,987,448,871	2.82%

Jul-06	$2,917,840,935	5.04%

Oct-06	$2,805,819,178	7.76%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.